Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Sweden ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 17.8%
Nordea Bank Abp	1,874,748	$13,196,042
Skandinaviska Enskilda Banken AB, Class A	981,050	8,685,672
Svenska Handelsbanken AB, Class A	921,623	9,056,254
Swedbank AB, Class A	556,292	7,943,521

		38,881,489

Building Products — 5.4%
Assa Abloy AB, Class B	609,625	11,863,001

Commercial Services & Supplies — 1.7%
Securitas AB, Class B	226,176	3,737,042

Communications Equipment — 8.3%
Telefonaktiebolaget LM Ericsson, Class B	1,887,780	18,145,475

Construction & Engineering — 1.7%
Skanska AB, Class B	231,369	3,780,301

Diversified Financial Services — 9.1%
Industrivarden AB, Class C	125,496	2,527,801
Investor AB, Class B	276,821	11,934,146
Kinnevik AB, Class B	144,698	3,679,330
L E Lundbergforetagen AB, Class B	48,022	1,574,293

		19,715,570

Diversified Telecommunication Services — 3.6%
Telia Co. AB	1,876,138	7,833,998

Electronic Equipment, Instruments & Components — 3.7%
Hexagon AB, Class B	171,789	7,965,629

Food & Staples Retailing — 1.2%
ICA Gruppen AB	63,134	2,509,519

Household Durables — 2.8%
Electrolux AB, Series B	164,582	3,567,569
Husqvarna AB, Class B	312,552	2,604,928

		6,172,497

Household Products — 4.6%
Essity AB, Class B	341,126	9,982,305

Machinery — 25.2%
Alfa Laval AB	205,401	4,207,427
Atlas Copco AB, Class A	412,969	11,103,977

Security	Shares	Value

Machinery (continued)
Atlas Copco AB, Class B	238,131	$5,762,364
Epiroc AB, Class A	412,969	3,838,444
Epiroc AB, Class B	238,133	2,151,834
Sandvik AB	684,020	10,532,838
SKF AB, Class B	260,815	4,042,178
Volvo AB, Class B	959,882	13,388,847

		55,027,909

Metals & Mining — 1.9%
Boliden AB	185,421	4,214,113

Oil, Gas & Consumable Fuels — 1.7%
Lundin Petroleum AB	138,870	3,776,274

Specialty Retail — 3.7%
Hennes & Mauritz AB, Class B	539,806	8,054,097

Tobacco — 2.6%
Swedish Match AB	123,782	5,582,234

Wireless Telecommunication Services — 2.9%
Millicom International Cellular SA, SDR	37,903	2,120,723
Tele2 AB, Class B	298,517	4,112,090

		6,232,813

Total Common Stocks — 97.9% (Cost: $285,614,472)		213,474,266

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(a)(b)	295,020	295,020

Total Short-Term Investments — 0.1% (Cost: $295,020)		295,020

Total Investments in Securities — 98.0% (Cost: $285,909,492)		213,769,286

Other Assets, Less Liabilities — 2.0%		4,311,204

Net Assets — 100.0%		$218,080,490

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$2,402	(a)	$1,177	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,853	278,167	295,020	295,020	3,977		—	—

				$295,020	$6,379		$1,177	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Sweden ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
OMXS 30 Index	261	06/20/19	$ 4,140	$(218,348)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$213,474,266	$—	$—	$213,474,266
Money Market Funds	295,020	—	—	295,020

	$213,769,286	$—	$—	$213,769,286

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(218,348)	$—	$—	$(218,348)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

SDR	Swedish Depositary Receipt

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